Reconciliation of the Manitowoc Company, Inc. 401(k) Retirement Plan Financial Statements to Form 5500 - Schedule of Reconciliation of Net Assets Available for Plan Benefits (Details) - EBP 001 - USD ($)
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Reconciliation to Form 5500 [Line Items]
Net assets available for plan benefits per the financial statements	$ 325,611,662	$ 296,132,103
Common collective trust fund market adjustment	(1,973,636)
Net assets available for plan benefits per the Form 5500	$ 323,638,026